Intangible Assets Including Goodwill	12 Months Ended
Dec. 31, 2022
Intangible Assets Including Goodwill
Intangible Assets Including Goodwill

NOTE O. INTANGIBLE ASSETS INCLUDING GOODWILL

Intangible Assets

The following table presents the company’s intangible asset balances by major asset class.

($ in millions)
	Gross Carrying	Accumulated	Net Carrying
At December 31, 2022:	Amount	Amortization	Amount	*
Intangible asset class
Capitalized software	$1,650	$(705)	$945
Client relationships	8,559	(2,951)	5,608
Completed technology	5,220	(2,045)	3,175
Patents/trademarks	2,140	(688)	1,452
Other**	19	(15)	4
Total	$17,588	$(6,404)	$11,184

*	Includes a decrease in net intangible asset balance of $198 million due to foreign currency translation.
**	Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

($ in millions)
	Gross Carrying	Accumulated	Net Carrying
At December 31, 2021:	Amount	Amortization	Amount	*
Intangible asset class
Capitalized software	$1,696	$(751)	$945
Client relationships	9,021	(2,889)	6,132
Completed technology	6,074	(2,259)	3,815
Patents/trademarks	2,196	(586)	1,610
Other**	44	(35)	9
Total	$19,031	$(6,520)	$12,511

*	Includes a decrease in net intangible asset balance of $221 million due to foreign currency translation.
**	Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

There was no impairment of intangible assets recorded in 2022 and 2021. The net carrying amount of intangible assets decreased $1,327 million during the year ended December 31, 2022, primarily due to intangible asset amortization, partially offset by additions of acquired intangibles and capitalized software. The aggregate intangible amortization expense was $2,397 million and $2,506 million for the years ended December 31, 2022 and 2021, respectively. In addition, in 2022 and 2021, respectively, the company retired $1,301 million and $904 million of fully amortized intangible assets, impacting both the gross carrying amount and accumulated amortization by this amount. The company also derecognized intangible assets with a gross carrying amount of $1,313 million and $1,149 million of accumulated amortization as part of the divestiture of its healthcare software assets on June 30, 2022.

The future amortization expense relating to intangible assets currently recorded in the Consolidated Balance Sheet is estimated to be the following at December 31, 2022:

	Capitalized	Acquired
($ in millions)	Software	Intangibles	Total
2023	$514	$1,571	$2,085
2024	328	1,554	1,881
2025	103	1,535	1,639
2026	0	1,512	1,512
2027	—	1,493	1,493
Thereafter	—	2,574	2,574

Goodwill

The changes in the goodwill balances by reportable segment for the years ended December 31, 2022 and 2021 are as follows:

($ in millions)
					Foreign
					Currency
			Purchase		Translation
	Balance at	Goodwill	Price		and Other		Balance at
Segment	January 1, 2022	Additions	Adjustments	Divestitures	Adjustments	*	December 31, 2022
Software	$43,966	$568	$(118)	$—	$(760)		$43,657
Consulting	6,797	1,366	(42)	—	(192)		7,928
Infrastructure	4,396	—	—	(1)	(32)		4,363
Other**	484	—	—	(484)	—		—
Total	$55,643	$1,934	$(159)	$(485)	$(984)		$55,949

*	Primarily driven by foreign currency translation.
**	The company derecognized $484 million of goodwill related to the divestiture of its healthcare software assets. Refer to note F, “Acquisitions & Divestitures,” for additional information.

($ in millions)
					Foreign
					Currency
			Purchase		Translation
	Balance at	Goodwill	Price		and Other		Balance at
Segment	January 1, 2021	Additions	Adjustments	Divestitures	Adjustments	*	December 31, 2021
Software**	$42,665	$1,836	$23	$(13)	$(545)		$43,966
Consulting	6,145	713	(21)	—	(40)		6,797
Infrastructure	4,436	—	0	—	(39)		4,396
Other**	520	—	-	(37)	1		484
Total	$53,765	$2,549	$2	$(50)	$(623)		$55,643

*	Primarily driven by foreign currency translation.
**	Recast to conform to 2022 presentation.

There were no goodwill impairment losses recorded during 2022 or 2021 and the company has no accumulated impairment losses.

Purchase price adjustments recorded in 2022 and 2021 were related to acquisitions that were still subject to the measurement period that ends at the earlier of 12 months from the acquisition date or when information becomes available. Net purchase price adjustments recorded in 2022 primarily related to deferred tax assets and liabilities associated with the Turbonomic acquisition. Net purchase price adjustments recorded in 2021 were not material.